Income Taxes (Details) - Schedule of Statutory Federal Income Tax Rate to Effective Tax Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Federal Income Tax Rate to Effective Tax Rate [Abstarct]
U.S. statutory federal rate	21.00%	21.00%
State income taxes, net of federal tax	7.10%	7.00%
Permanent differences	0.10%	(2.50%)
Prior year true-ups	(10.90%)	(2.70%)
R&D tax credit	3.70%	0.10%
Change in valuation allowance	(21.00%)	(22.90%)
Income tax provision (benefit)